Prepayments, Other Receivables and Other Current Assets (Details) - Schedule of Prepayments, Other Receivables and Other Current Assets - USD ($)	Jun. 30, 2024	Jun. 30, 2023
Schedule of Prepayments, Other Receivables and Other Current Assets [Abstract]
Prepayments	$ 501,558	$ 552,458
Deposits	126,364	238,481
Other receivables	82,485	48,615
Prepaid tax	264,727
VAT receivables	265,505	162,140
Prepayments, other receivables and other current assets	$ 1,240,639	$ 1,001,694